Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Rent expense	$ 994	$ 1,053	$ 2,875	$ 3,218	$ 4,334	$ 3,718
Total required lease payments	13,322		13,322		8,978
Property and equipment, net	8,391		8,391		2,968	$ 1,605
Data provider
Other Commitments [Line Items]
Committed spending amount for the remainder of the year	1,602		1,602		5,583
Committed spending amount for year two	7,935		7,935		6,776
Committed spending amount for year three	$ 2,416		$ 2,416		1,874
Data center equipment
Other Commitments [Line Items]
Lease arrangement term	36 months		36 months
Total required lease payments	$ 6,496		$ 6,496		$ 6,045
Capital leases
Other Commitments [Line Items]
Property and equipment, net	4,837		$ 4,837
Depreciation period			36 months
Current Capital Lease Obligations
Other Commitments [Line Items]
Property and equipment, net	1,877		$ 1,877
Non-Current Capital Lease Obligations
Other Commitments [Line Items]
Property and equipment, net	$ 2,960		$ 2,960